Financial Instruments and Fair Value (Details) - USD ($)			12 Months Ended
	Jun. 20, 2024	May 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Fair Value [Line Items]
Weighted estimate, amount			$ 82,500,000
Fair-value adjustments total charges			4,700,000
Operating expense			$ (624,000)	$ (461,000)	$ 559,000
Percentage of discount rate			17.40%	12.83%
Exact sciences warrants			5 years	5 years	5 years
Share price (in Dollars per share)				$ 3.94
Percentage of volatility		71.68%		72.99%
Strike price (in Dollars per share)				$ 5.265
Financial liability				$ 2,200,000
Fair value amount			$ 67,856,000	$ 66,154,000
SOFR [Member]
Financial Instruments and Fair Value [Line Items]
Variable interest rate			2.50%
OrbiMed [Member]
Financial Instruments and Fair Value [Line Items]
Variable interest rate			8.50%
Innovatus [Member]
Financial Instruments and Fair Value [Line Items]
Variable interest rate				4.25%
GPS [Member]
Financial Instruments and Fair Value [Line Items]
Financial expense			$ 4,000,000
Operating expense			$ 700,000
Percentage of discount rate			20.13%
Novio Gendix [Member]
Financial Instruments and Fair Value [Line Items]
Fair-value adjustments total charges			$ 71,000
Operating expense			$ 0		$ 632,000
Percentage of discount rate			20.13%
Financial income			$ 71,000
MDxHealth [Member]
Financial Instruments and Fair Value [Line Items]
Acquire shares			$ 1,000,000
Share price (in Dollars per share)	$ 2.67
Percentage of volatility	71.46%
Fair value amount	$ 1,100,000